Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2011	Mar. 31, 2010
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.57%	1.55%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.67%	0.44%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.67%	0.44%